Profit sharing plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Profit sharing plans [Abstract]
Minimum percentage amount of operating margin the company must attain for full calendar year for any profit sharing per individual to be paid (in hundredths)	10.00%
Maximum amount of gross compensation eligible for profit sharing deferral per individual in calendar year when minimum operating margin is attained by company (in hundredths)	2.00%
Maximum amount of gross compensation eligible for profit sharing per individual in calendar year when 35% operating margin is attained by company (in hundredths)	20.00%
Percentage of operating margin the company must attain for full calendar year for maximum amount of profit sharing per individual to be paid (in hundredths)	35.00%
Profit sharing expense per period under profit sharing plan	$ 143	$ 279	$ 102